Other reserves - Schedule of Merger Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of Merger Reserve [Line Items]
At 1 January	£ 7,149	£ 7,149	£ 7,149
At 31 December	7,102	7,149	7,149
Merger reserve £m
OTHER RESERVES (Details) - Schedule of Merger Reserve [Line Items]
Redemption of preference shares (note 29)	£ (47)	£ 0	£ 0